Memorandum items - Commitments and Contingencies (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of contingent liabilities [line items]
Contingent Liabilities	€ 49,117	€ 44,434	€ 39,834
Contingent Commitments	237,970	231,962	221,738
Provision for commitments and guarantees given
Disclosure of contingent liabilities [line items]
Other provisions	617	459	618
Financial guarantees
Disclosure of contingent liabilities [line items]
Contingent Liabilities	14,499	17,244	14,648
Financial bank guarantees
Disclosure of contingent liabilities [line items]
Contingent Liabilities	14,287	17,244	14,648
Sold Credit Derivatives [Member]
Disclosure of contingent liabilities [line items]
Contingent Liabilities	212
Non-financial guarantees
Disclosure of contingent liabilities [line items]
Contingent Liabilities	31,396	24,477	23,047
Technical guarantees
Disclosure of contingent liabilities [line items]
Contingent Liabilities	30,273	23,684	22,526
Unconditionally cancellable guarantees
Disclosure of contingent liabilities [line items]
Contingent Liabilities	1,123	793	521
Irrevocable documentary credits
Disclosure of contingent liabilities [line items]
Contingent Liabilities	3,222	2,713	2,139
Irrevocable documentary credits.
Disclosure of contingent liabilities [line items]
Contingent Liabilities	3,222	2,713	2,139
Doubtful irrevocable documentary credits
Disclosure of contingent liabilities [line items]
Other provisions	1,327	1,078	968
Drawable by third parties
Disclosure of contingent liabilities [line items]
Contingent Commitments	207,671	202,097	195,647
Other contingent commitments
Disclosure of contingent liabilities [line items]
Contingent Commitments	30,299	29,865	26,091
Financial asset forward purchase commitments
Disclosure of contingent liabilities [line items]
Contingent Commitments	674	254	261
Regular way financial asset purchase contracts
Disclosure of contingent liabilities [line items]
Contingent Commitments	1,054	4,273	485
Purchase contracts of financial assets
Disclosure of contingent liabilities [line items]
Contingent Commitments	13,234	12,160	12,755
Documents delivered to clearing houses
Disclosure of contingent liabilities [line items]
Contingent Commitments	12,030	12,656	12,251
Other Contingency Commitments [Member]
Disclosure of contingent liabilities [line items]
Contingent Commitments	€ 3,307	€ 522	€ 339